Other Income and Expense Items (Details) - Scheduleof Other Gains (Losses) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Scheduleof Other Gains Losses [Abstract]
Net foreign exchange gains/(losses)	$ (165,511)	$ (67,845)
Fair value gains/(losses) to financial assets	(585,070)	(63,092)
Other items	21
Other gains/(losses)	$ (750,560)	$ (130,937)